Ordinary Shares (Details) - USD ($)			1 Months Ended			12 Months Ended
	Feb. 09, 2021	Jan. 03, 2020	May 30, 2020	Feb. 22, 2020	Oct. 31, 2019	Jun. 30, 2023	Jun. 30, 2021	Oct. 09, 2023	Jul. 02, 2021
Ordinary Shares (Details) [Line Items]
Ordinary shares issued				3,760,911	2,015,400
Ordinary shares, par value (in Dollars per share)				$ 0.001
Capital injection (in Dollars)					$ 2,557,654
Redesignation, description						the Company approved the re-designation of 5,763,077 of the Company’s issued ordinary shares held by Joya Enterprises Limited into 5,763,077 Class B ordinary shares and an aggregate of 9,178,234 of the Company’s issued ordinary shares held by Joya Enterprises Limited and certain other shareholders into 9,178,234 Class A ordinary shares. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. In respect of matters requiring a shareholder vote, each holder of Class A ordinary shares will be entitled to one vote per one Class A ordinary share and each holder of Class B ordinary shares will be entitled to seven votes per one Class B ordinary share. The Class A ordinary shares are not convertible into shares of any other class. The Class B ordinary shares are convertible into Class A ordinary shares at any time after issuance at the option of the holder on a one-to-one basis.
Class A Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares issued	1,065,089		500,000
Nominal cash consideration (in Dollars)			$ 500
Aggregate share issued			1,343,600
Investors for cash consideration (in Dollars)			$ 1,707,893
Non controlling interests	6.45%
Class A Ordinary Shares [Member] | Initial Public Offering [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares issued									6,200,000
Shares price per share (in Dollars per share)									$ 6
Aggregate amount (in Dollars)							$ 34,839,398
Purchase price							6,200,000
Underwriting discounts (in Dollars)							$ 37,200,000
Forecast [Member]
Ordinary Shares (Details) [Line Items]
Shares price per share (in Dollars per share)								$ 0.001
Unissued capital price per share (in Dollars per share)								$ 0.01
Joya Enterprises Limited [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares issued		9,165,000
Ordinary shares, par value (in Dollars per share)		$ 0.001